AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 98.1%
Communication Services - 5.8%
Alphabet, Inc., Class A*	22,240	$2,127,256
Electronic Arts, Inc.	13,284	1,537,091
Meta Platforms, Inc., Class A*	12,091	1,640,507

Total Communication Services		5,304,854
Consumer Discretionary - 10.6%
Amazon.com, Inc.*	14,440	1,631,720
Dollar General Corp.	6,462	1,549,975
The Home Depot, Inc.	5,938	1,638,532
Lowe's Cos., Inc.	8,656	1,625,683
O'Reilly Automotive, Inc.*	2,375	1,670,456
Ulta Beauty, Inc.*	3,824	1,534,151

Total Consumer Discretionary		9,650,517
Consumer Staples - 5.0%
Altria Group, Inc.	37,993	1,534,157
BJ's Wholesale Club Holdings, Inc.*	21,643	1,575,827
The Procter & Gamble Co.	11,852	1,496,315

Total Consumer Staples		4,606,299
Energy - 1.7%
EOG Resources, Inc.	14,035	1,568,131
Financials - 3.5%
Arch Capital Group, Ltd. (Bermuda)*	36,746	1,673,413
Raymond James Financial, Inc.	15,388	1,520,642

Total Financials		3,194,055
Health Care - 22.2%
Abbott Laboratories	16,786	1,624,213
AmerisourceBergen Corp.	11,687	1,581,602
Chemed Corp.	3,706	1,617,891
Danaher Corp.	5,840	1,508,414
HCA Healthcare, Inc.	8,790	1,615,514
Horizon Therapeutics PLC*	27,166	1,681,304
Humana, Inc.	3,203	1,554,064
Johnson & Johnson	10,025	1,637,684
McKesson Corp.	4,520	1,536,212
PerkinElmer, Inc.	9,670	1,163,591
Thermo Fisher Scientific, Inc.	3,149	1,597,141
UnitedHealth Group, Inc.	3,056	1,543,402
Vertex Pharmaceuticals, Inc.*	5,362	1,552,514

Total Health Care		20,213,546
Industrials - 10.6%
Cintas Corp.	4,168	1,617,976
Illinois Tool Works, Inc.	8,967	1,619,888
	Shares	Value

Lockheed Martin Corp.	4,097	$1,582,630
Union Pacific Corp.	8,282	1,613,499
Waste Management, Inc.	10,875	1,742,284
WW Grainger, Inc.	3,082	1,507,684

Total Industrials		9,683,961
Information Technology - 36.9%
Accenture PLC, Class A (Ireland)	6,393	1,644,919
Adobe, Inc.*	4,323	1,189,690
Akamai Technologies, Inc.*	20,470	1,644,150
Amphenol Corp., Class A	23,643	1,583,135
Apple, Inc.	22,032	3,044,822
Broadcom, Inc.	3,665	1,627,297
Cadence Design Systems, Inc.*	9,399	1,536,079
CDW Corp.	9,904	1,545,816
Fortinet, Inc.*	33,294	1,635,734
Genpact, Ltd.	37,908	1,659,233
KLA Corp.	5,308	1,606,360
Mastercard, Inc., Class A	5,753	1,635,808
Microsoft Corp.	10,141	2,361,839
Motorola Solutions, Inc.	6,758	1,513,589
PayPal Holdings, Inc.*	17,787	1,530,927
PTC, Inc.*	14,293	1,495,048
Roper Technologies, Inc.	4,501	1,618,740
ServiceNow, Inc.*	4,290	1,619,947
Texas Instruments, Inc.	9,716	1,503,843
Visa, Inc., Class A1	9,163	1,627,807

Total Information Technology		33,624,783
Real Estate - 1.8%
CBRE Group, Inc., Class A*	24,325	1,642,181

Total Common Stocks (Cost $70,424,535)		89,488,327
Short-Term Investments - 7.6%
Other Investment Companies - 7.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[2]	4,610,895	4,610,895
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[2]	2,365,125	2,365,125

Total Short-Term Investments (Cost $6,976,020)		6,976,020
Total Investments - 105.7% (Cost $77,400,555)		96,464,347
Other Assets, less Liabilities - (5.7)%		(5,245,022)
Net Assets - 100.0%		$91,219,325

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	This security, amounting to $1,363,286 or 1.5% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$89,488,327	—	—	$89,488,327
Short-Term Investments
Other Investment Companies	6,976,020	—	—	6,976,020
Total Investments in Securities	$96,464,347	—	—	$96,464,347

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,363,286	—	$1,410,469	$1,410,469
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	10/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.